Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 15,363	¥ 10,252